ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current:
Accounts receivable	$ 1,463	$ 1,741
Prepayments & other assets	462	219
Total current	1,925	1,960
Non-current:
Finance lease receivables	343	0
Accounts receivable	123	100
Restricted cash(1)	81	41
Tax recovery receivables	21	27
Other assets	188	89
Total non-current	$ 756	$ 257